Use of Special Purpose Entities - Consolidated VIE Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 38,458	$ 41,569	$ 79,271	$ 56,740
Loans, held-for-investment	1,467,322	1,560,938
Carrying amount of real estate acquired in settlement of loans	10,009	13,481
Due from servicers	18,400	20,300
Total assets	2,148,678	2,329,781	$ 2,329,781
Liabilities:
Accounts payable and other accrued liabilities	26,265	17,695
Total liabilities	1,664,049	1,849,568
Equity	445,233	441,321
VIEs
Assets:
Cash and cash equivalents	77	26
Restricted cash	904	1,362
Loans, held-for-investment	543,857	633,720
Carrying amount of real estate acquired in settlement of loans	3,734	5,257
Accrued interest	2,252	2,557
Due from servicers	3,508	6,121
Total assets	554,332	649,043
Liabilities:
Securitized debt obligations of consolidated VIEs	374,816	461,522
Accounts payable and other accrued liabilities	844	996
Total liabilities	375,660	462,518
Equity	$ 178,672	$ 186,525